INCOME PER SHARE - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Vested And Unissued Restricted Shares	15,000	48,706
Interest on Convertible Debt, Net of Tax		$ 92